Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Prepaid assets	$ 1,566
General and administrative expenses	(63,057)	$ (45,226)	$ (37,176)
Other expenses	48,009	37,030	26,645
Restricted cash	$ 26,532	0	0
Customer payment period	30 days
Property, plant and equipment, useful life	5 years
Impairment charges incurred	$ 0	0	0
Number of extensions | item	1
Length of extension (up to)	5 years
Advertising costs	$ 7,340	2,600	1,057
Furniture and fixtures
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	7 years
Office and computer equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	5 years
Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
General and administrative expenses		1,498	1,505
Other expenses		$ 1,498	$ 1,505
Minimum | Software
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Maximum | Software
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	5 years